ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of employment agreement

	DECEMBER 31,
	2024	2023

Base salary paid	$-	$7,002
Automobile lease payments	31,185	34,425
Personal expenses paid on behalf of CEO	21,960	66,013
Interest Accrued or Paid on related party payable to CEO	50,000	50,000
Non-cash compensation	10,391	11,095
Health insurance	1,000	6,241
Apartment	23,704	71,885

Total	$138,240	$246,661